Deferred compensation plans	12 Months Ended
Mar. 31, 2018
Deferred compensation plans
Deferred compensation plans

13. Deferred compensation awards:

Nomura issues deferred compensation awards to senior management and employees, certain of which are linked to the price of the Company’s common stock, in order to retain and motivate key staff.

These stock-based compensation awards comprise Plan A and Plan B Stock Acquisition Right (“SAR”) awards, Notional Stock Unit (“NSU”) awards, and Collared Notional Stock Unit (“CSU”) awards. SAR Plan A awards are awards of stock options while SAR Plan B awards, NSU awards and CSU awards are analogous to awards of restricted common stock. The Company also issues other deferred compensation awards, namely Notional Indexed Unit (“NIU”) awards which are linked to a world stock index quoted by Morgan Stanley Capital International.

Certain deferred compensation awards include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination of employment if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.

Unless indicated below, deferred compensation awards are generally reduced, forfeited or clawed back in the event of termination of employment, material restatements of financial statements, material conduct issues, material damage to Nomura’s business or reputation, material downturns in the performance of the Nomura group and/or a material failure of risk management.

SAR Plan A awards

The Company issues SAR Plan A awards linked to the price of the Company’s common stock pursuant to several stock option plans. These awards vest and are exercisable into the Company’s common stock approximately two years after grant date and expire approximately seven years after grant date. The exercise price is generally not less than the fair value of the Company’s common stock on grant date. These awards are subject to the above reduction and forfeiture provisions but are not subject to claw back.

The grant date fair value of SAR Plan A awards is estimated using a Black-Scholes option-pricing model and using the following assumptions:

•	Expected volatilities based on historical volatility of the Company’s common stock;

•	Expected dividend yield based on the current dividend rate at the time of grant;

•	Expected lives of the awards determined based on historical experience; and

•	Expected risk-free interest rate based on Japanese Yen swap rate with a maturity equal to the expected lives of the options.

The weighted-average grant date fair value of SAR Plan A awards granted during the years ended March 31, 2016, 2017 and 2018 was ¥176, ¥126 and ¥110 per share, respectively. The weighted-average assumptions used in each of these years were as follows.

	Year ended March 31
	2016	2017	2018
Expected volatility	40.87%	40.95%	35.30%
Expected dividends yield	2.99%	2.30%	3.07%
Expected lives (in years)	7	4.5	4.5
Risk-free interest rate	0.27%	0.03%	0.10%

The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2018.

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2017	14,471,000	¥634	4.2
Granted	2,557,500	684
Exercised	(1,817,000)	403
Forfeited	(9,800)	660
Expired	(131,400)	474

Outstanding as of March 31, 2018	15,070,300	¥671	4.1

Exercisable as of March 31, 2018	9,960,400	¥687	3.1

The total intrinsic value of SAR Plan A awards exercised during the years ended March 31, 2016, 2017 and 2018 was ¥435 million, ¥330 million and ¥450 million, respectively.

The aggregate intrinsic value of SAR Plan A awards outstanding and exercisable as of March 31, 2018 was ¥702 million and ¥645 million, respectively.

As of March 31, 2018, total unrecognized compensation cost relating to SAR Plan A awards was ¥317 million which is expected to be recognized over a weighted average period of 1.3 years. The total fair value of SAR Plan A awards which vested during the years ended March 31, 2016, 2017 and 2018 was ¥nil, respectively.

SAR Plan B awards

The Company issues SAR Plan B awards linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock, have an exercise price of ¥1 per share and graded vesting generally over three years with certain longer vesting or holding periods where required under local regulations.

The grant date fair value of SAR Plan B awards is determined using the price of the Company’s common stock.

The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2018. No new SAR Plan B awards have been granted since April 1, 2018.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2017	74,331,600	¥486	4.8
Granted	17,840,700	588
Exercised	(32,528,200)	482
Forfeited	(1,405,100)	527
Expired	(301,400)	654

Outstanding as of March 31, 2018	57,937,600	¥518	4.7

Exercisable as of March 31, 2018	23,793,300	¥505	3.0

The weighted-average grant date fair value per share for the years ended March 31, 2016, 2017 and 2018 was ¥759, ¥375 and ¥588, respectively.

The total intrinsic value of SAR Plan B awards exercised during the years ended March 31, 2016, 2017 and 2018 was ¥25,059 million, ¥21,014 million and ¥21,740 million, respectively.

The aggregate intrinsic value of SAR Plan B awards outstanding and exercisable as of March 31, 2018 was ¥35,591 million and ¥14,616 million, respectively.

As of March 31, 2018, total unrecognized compensation cost relating to SAR Plan B awards was ¥2,341 million which is expected to be recognized over a weighted average period of 1.8 years. The total fair value of SAR Plan B awards which vested during the years ended March 31, 2016, 2017 and 2018 was ¥20,880 million, ¥23,310 million and ¥17,539 million, respectively.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to SAR Plan A and SAR Plan B awards for the years ended March 31, 2016, 2017 and 2018 was ¥16,890 million, ¥8,960 million and ¥9,650 million, respectively.

Cash received from the exercise of SAR Plan A and SAR Plan B awards during the year ended March 31, 2018 was ¥764 million and the tax benefit realized from exercise of these awards was ¥678 million.

Total related tax benefits recognized in the consolidated statements of income relating to SAR Plan A awards and SAR Plan B awards for the years ended March 31, 2016, 2017 and 2018 were ¥806 million, ¥453 million and ¥566 million, respectively. The dilutive effect of outstanding deferred compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations. See Note 11 “Earnings per share” for further information.

NSU and CSU awards

NSU and CSU awards are cash-settled awards linked to the price of the Company’s common stock. NSU awards replicate the key features of SAR Plan B awards described above but are settled in cash rather than exercisable into the Company’s common stock. CSU awards are similar to NSU awards but exposure to movements in the price of the Company’s common stock is subject to a cap and floor. Both types of award have graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.

The fair value of NSU and CSU awards are determined using the price of the Company’s common stock.

The following table presents activity related to NSU and CSU awards for the year ended March 31, 2018. No new CSU awards have been granted since April 1, 2018.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2017	31,972,807	¥679		19,032,063	¥603
Granted	30,026,069	681	(1)	22,422,312	668	(1)
Vested	(25,304,958)	676	(2)	(18,591,244)	639	(2)
Forfeited	(1,734,319)			(1,676,656)

Outstanding as of March 31, 2018	34,959,599	¥568	(3)	21,186,475	¥607	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2018.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NSU and CSU awards for the years ended March 31, 2016, 2017 and 2018 was ¥23,480 million, ¥23,127 million and ¥24,286 million, respectively.

Total unrecognized compensation cost relating to NSU awards, based on the fair value of these awards as of March 31, 2018, was ¥2,858 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 1.1 years.

The total fair value of NSU awards which vested during the years ended March 31, 2016, 2017 and 2018 was ¥19,860 million, ¥14,267 million and ¥17,103 million, respectively.

Total unrecognized compensation cost relating to CSU awards, based on the fair value of these awards as of March 31, 2018, was ¥2,806 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 1.4 years.

The total fair value of CSU awards which vested during the years ended March 31, 2016, 2017 and 2018 was ¥18,366 million, ¥15,186 million and ¥11,871 million, respectively.

NIU awards

In addition to the stock-based compensation awards described above, Nomura also grants NIU awards to senior management and employees. NIU awards are cash-settled awards linked to a world stock index quoted by Morgan Stanley Capital International, with graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.

The fair value of NIU awards is determined using the price of the index.

The following table presents activity relating to NIU awards for the year ended March 31, 2018. No new NIU awards have been granted since April 1, 2018.

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2017	12,281,338	$5,123
Granted	14,939,005	5,339	(2)
Vested	(12,898,991)	5,366	(3)
Forfeited	(1,037,376)

Outstanding as of March 31, 2018	13,283,976	$5,854	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2018.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NIU awards for the year ended March 31, 2016, 2017 and 2018 was ¥9,463 million, ¥6,107 million and ¥8,697 million, respectively.

Total unrecognized compensation cost relating to NIU awards, based on the fair value of these awards as of March 31, 2018, was ¥1,668 million which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 1.2 years.

The total fair value of NIU awards which vested during the years ended March 31, 2016, 2017 and 2018 was ¥13,725 million, ¥10,802 million and ¥7,669 million, respectively.

Total tax benefits recognized in the consolidated statements of income for compensation expense relating to NSUs, CSUs and NIU awards for the years ended March 31, 2016, 2017 and 2018 were ¥672 million, ¥720 million and ¥779 million, respectively.

Subsequent events

On April 26, 2018, the Company passed a resolution to grant a new type of deferred compensation award, namely Restricted Stock Unit (“RSU”) awards to certain senior management and employees. RSU awards are now the primary type of deferred compensation award in Nomura and will prospectively replace SAR Plan B awards, CSU awards and NIU awards. Existing unvested SAR Plan B, CSU and NIU awards have not been modified and will continue to vest in accordance with their original contractual terms.

A total of 50,284,100 RSU awards have been granted which are linked to the price of the Company’s common stock and will be settled in an equivalent number of shares of common stock sourced from treasury shares if the vesting conditions of the awards are met. The awards generally have a graded vesting period over three years with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.

In May 2018, Nomura also granted NSU awards to senior management and employees in countries where RSU awards are less favorably treated from tax or other perspectives. These NSU awards have a total grant date fair value of ¥7 billion and vesting periods of up to seven years.